INVESTMENTS (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Other-than-temporary impairment charges, available-for-sale securities		$ 17	$ 26
Proceeds from Sale of Available-for-sale Securities	5,036	37
Gross realized gains	41	5
Gross realized losses	(35)	(1)
Available-for-Sale Securities
Schedule of Available-for-sale Securities [Line Items]
Solvency Funds of Insurance Captive	$ 451	$ 285